INVENTORIES, NET	12 Months Ended
Dec. 31, 2013
INVENTORIES, NET [Abstract]
INVENTORIES, NET

NOTE 4:      INVENTORIES, NET

	December 31,
	2013	2012
	$	$

Raw materials, parts and supplies	687	259
Finished products	20	21

	707	280

As of December 31, 2013 and 2012, inventory is presented net of write offs for slow inventory in the amount of approximately $57 and $57, respectively.